UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0000807641
GS Mortgage-Backed Securities Trust 2025-SJ1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity:

Carla Schriver, (212) 902-3513
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.                                        Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.                                        Exhibits
99.1  Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

 Schedule 1 – Executive Summary/Narrative
 Schedule 2 – Compliance Report-Exception Comment
 Schedule 3 – Compliance Report-Exception Extract
 Schedule 4 – Modification Report-Extract
 Schedule 5 – Modification Report-Only Extract
 Schedule 6 – Modification Report-Extension Deferment
 Schedule 7 – CC Securitization Report
 Schedule 8 – PH Securitization Report
 Schedule 9 – Title Diligence Summary
 Schedule 10 – Title Diligence Exceptions

99.2   Disclosures required by Rule 15Ga-2 Pre-Bid Compliance Reports

 Schedule 1 – Compliance Only Extract
 Schedule 2A – Loan Level Exception
 Schedule 2B – Loan Level Exception
 Schedule 3 – Exception Summary
 Schedule 4 – Exception Standard
 Schedule 5 – Cure Tracking Summary
 Schedule 6 – Cure Tracking Report
 Schedule 7 – Data Compare Report

99.3   Disclosures required by Rule 15Ga-2 Pre-Bid Title Inventory Reports

 Schedule 1A – Title Diligence Summary
 Schedule 1B – Title Diligence Summary
 Schedule 2 – Title Diligence Exceptions

99.4   Disclosures required by Rule 15Ga-2 Pre-Bid Supplemental Title Inventory Reports

 Schedule 1 – Title Diligence Summary
 Schedule 2 – Title Diligence Exceptions

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 12, 2025
GS Mortgage Securities Corp.
(Depositor)
By:	/s/ Michael Dente Name: Michael Dente Title: Vice President

EXHIBIT INDEX
Exhibit Number
99.1  Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

 Schedule 1 – Executive Summary/Narrative
 Schedule 2 – Compliance Report-Exception Comment
 Schedule 3 – Compliance Report-Exception Extract
 Schedule 4 – Modification Report-Extract
 Schedule 5 – Modification Report-Only Extract
 Schedule 6 – Modification Report-Extension Deferment
 Schedule 7 – CC Securitization Report
 Schedule 8 – PH Securitization Report
 Schedule 9 – Title Diligence Summary
 Schedule 10 – Title Diligence Exceptions

99.2   Disclosures required by Rule 15Ga-2 Pre-Bid Compliance Reports

 Schedule 1 – Compliance Only Extract
 Schedule 2A – Loan Level Exception
 Schedule 2B – Loan Level Exception
 Schedule 3 – Exception Summary
 Schedule 4 – Exception Standard
 Schedule 5 – Cure Tracking Summary
 Schedule 6 – Cure Tracking Report
 Schedule 7 – Data Compare Report

99.3   Disclosures required by Rule 15Ga-2 Pre-Bid Title Inventory Reports

 Schedule 1A – Title Diligence Summary
 Schedule 1B – Title Diligence Summary
 Schedule 2 – Title Diligence Exceptions

99.4   Disclosures required by Rule 15Ga-2 Pre-Bid Supplemental Title Inventory Reports

 Schedule 1 – Title Diligence Summary
 Schedule 2 – Title Diligence Exceptions